Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current
Advance to suppliers	$ 310,317	$ 504,741
Receivables for sale of interest in Yguazú Cementos S.A.	42,052
Tax credits	38,323	52,494
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	131,784	141,928
Prepaid expenses	81,681	64,121
Guarantee deposits	1,367	1,891
Miscellaneous	7,076
Subtotal	480,816	765,175
Allowance for other doubtful accounts	(131,784)
Total	480,816	765,175
Current
Income tax credits	0	325,466
Value added tax credits		11,605
Turnover tax credits	115,602	83,326
Other tax credits		343
Receivables for sale of interest in Yguazú Cementos S.A.	546,678
Related parties receivables	258,639	140,105
Prepaid expenses	181,784	87,666
Guarantee deposits	184	362
Reimbursements receivable	31,785	28,644
Advance payments to suppliers	23,232	36,126
Salaries advances and loans to employees	1,222	18,960
Receivables from sales of property, plant and equipment	27,983	11,375
Miscellaneous	30,081	20,636
Total	$ 1,217,190	$ 764,614